GENERAL (Schedule of Pro Forma Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
GENERAL [Abstract]
Revenues	$ 104,238	$ 91,414
Net income	$ 6,269	$ 1,763
Basic net earnings per share	$ 1.13	$ 0.35
Diluted net earnings per share	$ 1.10	$ 0.35